Cover	Jul. 03, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 03, 2025
Entity File Number	001-39138
Entity Registrant Name	JASPER THERAPEUTICS, INC.
Entity Central Index Key	0001788028
Entity Tax Identification Number	84-2984849
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2200 Bridge Pkwy Suite #102
Entity Address, City or Town	Redwood City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94065
City Area Code	650)
Local Phone Number	549-1400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Voting Common Stock, par value $0.0001 per
Title of 12(b) Security	Voting Common Stock, par value $0.0001 per share
Trading Symbol	JSPR
Security Exchange Name	NASDAQ
Redeemable Warrants, each ten warrants
Title of 12(b) Security	Redeemable Warrants, each ten warrants exercisable for one share of Voting Common Stock at an exercise price of $115.00
Trading Symbol	JSPRW
Security Exchange Name	NASDAQ